Commitments and Other Contingencies - Additional Information (Detail) (USD $)		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Timberlands [Member] acre	Dec. 31, 2011 Timberlands [Member]	Dec. 31, 2010 Timberlands [Member]	Dec. 31, 2012 Office Facilities And Other Equipment [Member]	Dec. 31, 2011 Office Facilities And Other Equipment [Member]	Dec. 31, 2010 Office Facilities And Other Equipment [Member]	Dec. 31, 2008 Corporate Headquarters [Member] sqft	Dec. 31, 2012 Ground Water Lease [Member] acre
Operating Leased Assets [Line Items]
Lease expense		$ 382,000	$ 349,000	$ 289,000	$ 2,115,000	$ 2,000,000	$ 2,048,000
operating lease future payments, 2013	2,742,000
operating lease future payments,2014	2,763,000
operating lease future payments,2015	2,687,000
operating lease future payments,2016	2,315,000
operating lease future payments,2017	2,242,000
operating lease future payments, thereafter	4,292,000
Remaining years of timber lease		13 years							5 years
Operating lease years, total		65 years						10 years
Timber Land Area taken on lease		16,000						32,000	20,000
Remaining contractual obligation of groundwater lease		4,801,000						7,794,000	2,454,000
Letters of credit	$ 26,630,000